Vessel Revenues	6 Months Ended
Jun. 30, 2022
Vessel Revenues [Abstract]
Vessel Revenues
11.	Vessel Revenues:

The following table includes the voyage revenues earned by the Company by type of contract (time charters, voyage charters and pool agreements):

	Six months ended June 30,	Six months ended June 30,
	2021	2022
Time charter revenues	$27,635,487	$84,365,727
Voyage charter revenues	693,471	29,592,279
Pool revenues	433,678	8,180,973
Total Vessel revenues	$28,762,636	$122,138,979

As of December 31, 2021, and June 30, 2022, deferred assets related to revenue contracts amounted to $191,234 and $64,224, respectively, and are presented under ‘Deferred charges, net’ (Current) in the accompanying unaudited interim consolidated balance sheets. This change was mainly attributable to the timing of commencement of revenue recognition.

The balance of deferred contract fulfilment costs and deferred revenue as of June 30, 2022, is expected to be recognized in earnings within the third quarter of 2022, as the performance obligations under the respective contracts will be satisfied in that period.